Lease Liabilities - Movement of Lease Liabilities (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2020	Dec. 31, 2019	Jan. 01, 2019
Movement of Lease Liabilities [Roll Forward]
Balance before initial application impacts due to accounting changes	€ 7,226	€ 7,226	€ 5,294	€ 7,226	€ 7,705
First application impacts due to accounting changes IFRS16 (Note 2)					€ 7,705
Balance at beginning of period	7,226	0
Additions	1,969	1,474
Principal and interests payments	1,761	1,654
Principal payments (Note 28)	(1,787)	(1,518)
Interests payments (Note 28)	(179)	(185)
Minus: Payments of companies held for sale and sold companies during 2019	205	49
Disposals	(387)	(261)
Exclusion of companies	0	(121)
Accrued interests	178	199
Translation differences and hyperinflation adjustments	(766)	23
Transfers and others	(1,165)	(139)
Balance at end of period	€ 5,294	€ 7,226
Accrued interests of lease liabilities including held-for-sale			€ 193	€ 213